Related Party Transactions (Details 4) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Non-current portion		$ 217,466
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Rongfeng Cui		286,139
Less: Rongfeng Cui - current portion		68,673
Non-current portion		$ 217,466